Investments	12 Months Ended
Dec. 31, 2017
Disclosure of Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
9.	Investments

	December 31 2017	December 31 2016

Common shares held	$673	$365
Warrants held	1,082	1,326

Investments	1,755	1,691
Less: Current Portion	728	1,691

	$1,027	$-

As of December 31, 2017, the common shares held consist of 4,775,000 common shares of Banyan Gold Corp. (“Banyan”) (December 31, 2016 – nil) and 300,000 common shares of Golden Predator Mining Corp. (“Golden Predator”) (December 31, 2016 – 473,500). As of December 31, 2017, the warrants held consist of 4,375,000 warrants of Banyan (December 31, 2016 – nil) with an exercise price of $0.115 and 1,425,000 warrants of Golden Predator (December 31, 2016 – 2,125,000) with exercise prices ranging between $0.15 and $1.00 per share.

During the year ended December 31, 2017, the Corporation recorded a pre-tax gain on investments in the amount of the $1,341,000 (2016 - $1,530,000). The gain on investments for the year ended December 31, 2017 consists of a realized pre-tax gain on the sale of Golden Predator shares in the amount $1,204,000 (2016 – $111,000) and a fair value measurement adjustment on warrants held in Banyan and Golden Predator in the amount of $137,000 (2016 – $224,000).